Vanguard Institutional Short-Term Bond Fund Average Annual Total Returns - Institutional Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Government/Credit 1-3 Year ex Baa Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.27%	1.87%	1.98%
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.21%	(0.37%)	2.05%
Institutional Plus Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.67%	2.31%	2.46%
Institutional Plus Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.74%	0.96%	1.33%
Institutional Plus Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.33%	1.18%	1.40%